Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by pay versus performance rules adopted by the SEC in 2022 (“PVP Rules”) and in effect for the first time for this proxy statement, the below Pay Versus Performance table (“PVP Table”) provides information about compensation for this proxy statement’s NEOs, as well as NEOs from our 2022 and 2021 proxy statements (each of 2020, 2021, and 2022, a “Covered Year”). The PVP Table also provides information about the results for certain financial performance measures during those same Covered Years. In reviewing this information, there are a few important things to consider:

•	The information in columns (b) and (d) comes directly from this and prior years’ Summary Compensation Tables, without adjustment;

•
As required by the PVP Rules, we describe the information in columns (c) and (e) as “compensation actually paid” (or “CAP”) to the applicable NEOs, but these CAP amounts may not necessarily reflect compensation that our NEOs actually earned for their service in the Covered Years;

•
The PVP Rules require that we choose a peer group or index for purposes of TSR comparisons, and we have chosen the same peer group reflected in our Annual Report on Form
10-K
for the year ended December 31, 2022, which group consists of: Cintas Corporation, Comfort Systems USA, Inc., EMCOR Group Inc., Jacobs Engineering Group Inc., Johnson Controls International plc, MasTec Inc., Otis Worldwide, and Quanta Services, Inc (the “PVP Peer Group”); and

•
As required by the PVP Rules, we provide information about our cumulative TSR, cumulative PVP Peer Group TSR results and U.S. GAAP net income results (the “External Measures”) during the Covered Years in the PVP Table, but we did not actually base any compensation decisions for the NEOs on, or link any NEO pay to, these particular External Measures.

Pursuant to the PVP Rules, the Company is required to designate one financial metric as the “Company-Selected Measure,” or the most important financial measure that demonstrates how the Company sought to link 2022 executive pay to performance. For 2022, the Company has selected adjusted EBITDA. Please see our discussion of adjusted EBITDA up above in the Compensation Discussion and Analysis for an explanation of how this financial performance measure is calculated.

Year	Summary Compensation Table Total for PEO 1	Compensation Actually Paid to PEO 1 2	Average Summary Compensation Table Total for Non-PEO NEOs 1	Average Compensation Actually Paid to Non-PEO NEOs 1 3	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (millions)	Adjusted EBITDA (millions)
					Total Shareholder Return	Peer Group Total Shareholder Return 4

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2022	$8,701,857	$4,391,722	$1,928,794	$1,723,965	$178	$172	$73	$674

2021	$8,027,508	$11,514,717	$1,611,370	$1,288,101	$244	$181	$47	$407

2020	$1,742,994	$4,880,625	$858,874	$1,069,057	$172	$126	( $153)	$381

1
Russell Becker was the principal executive officer (“PEO”) for each of the Covered Years. The names of each of the other NEOs included for purposes of calculating the average amounts in each Covered Year are as follows: (i) for 2022, Kevin Krumm, Louis Lambert, Kristina Morton, David Jackola, and Andrea Fike; (ii) for 2021, Kevin Krumm, Andrea Fike, Paul Grunau, Thomas Lydon, and Andrew Cebulla; and (iii) for 2020, Thomas Lydon, Julius Chepey, Andrea Fike, Paul Grunau, and Mark Polovitz.

2	In accordance with the PVP Rules, the following adjustments were made to Mr. Becker’s total compensation for each Covered Year to determine the PEO CAP:

Year	Stock Awards Value Reported for the Covered Year	Year End Fair Value of Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Equity Awards Outstanding and Unvested at Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2022	($5,400,052)	$4,910,468	($1,700,530)	($2,120,022)	$0	$0	$0	($4,310,135)

2021	($5,700,280)	$6,746,096	$1,244,597	$496,532	$700,263	$0	$0	$3,487,209

2020	$0	$0	$2,482,662	$654,969	$0	$0	$0	$3,137,631

(a)	The grant date fair value of equity awards represents the amount reported in the “Stock Awards” column in the Summary Compensation Table and subtracted for the applicable Covered Year.

(b)
The equity award adjustments for each applicable Covered Year include those adjustments required by Item 402(v) of Regulation
S-K.
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

3
In accordance with the requirements of Item 402(v) of Regulation
S-K,
adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Becker) for each Covered Year to determine the compensation actually paid, using the same methodology described above in Note 2. The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Stock Awards Value Reported for the Covered Year (a)	Average Year End Fair Value of Equity Awards Granted in the Covered Year	Year over Year Average Change in Fair Value of Equity Awards Outstanding and Unvested at Year End	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	Average Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments

2022	($949,022)	$878,847	($91,897)	($42,757)	$0	$0	$0	($204,829)

2021	($819,570)	$515,967	$49,560	$40,286	$71,988	($181,500)	$0	($323,269)

2020	($148,190)	$0	$305,231	$53,141	$0	$0	$0	$210,182

(a)	The grant date fair value of equity awards represents the amount reported in the “Stock Awards” column in the Summary Compensation Table and subtracted for the applicable Covered Year.

(b)
The equity award adjustments for each applicable Covered Year include those adjustments required by Item 402(v) of Regulation
S-K.
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

4	Peer Group TSR represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.

Company Selected Measure Name	AdjustedEBITDA
Named Executive Officers, Footnote [Text Block]	Russell Becker was the principal executive officer (“PEO”) for each of the Covered Years. The names of each of the other NEOs included for purposes of calculating the average amounts in each Covered Year are as follows: (i) for 2022, Kevin Krumm, Louis Lambert, Kristina Morton, David Jackola, and Andrea Fike; (ii) for 2021, Kevin Krumm, Andrea Fike, Paul Grunau, Thomas Lydon, and Andrew Cebulla; and (iii) for 2020, Thomas Lydon, Julius Chepey, Andrea Fike, Paul Grunau, and Mark Polovitz.
Peer Group Issuers, Footnote [Text Block]	Peer Group TSR represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.
PEO Total Compensation Amount	$ 8,701,857	$ 8,027,508	$ 1,742,994
PEO Actually Paid Compensation Amount	$ 4,391,722	11,514,717	4,880,625
Adjustment To PEO Compensation, Footnote [Text Block]
2	In accordance with the PVP Rules, the following adjustments were made to Mr. Becker’s total compensation for each Covered Year to determine the PEO CAP:

Year	Stock Awards Value Reported for the Covered Year	Year End Fair Value of Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Equity Awards Outstanding and Unvested at Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2022	($5,400,052)	$4,910,468	($1,700,530)	($2,120,022)	$0	$0	$0	($4,310,135)

2021	($5,700,280)	$6,746,096	$1,244,597	$496,532	$700,263	$0	$0	$3,487,209

2020	$0	$0	$2,482,662	$654,969	$0	$0	$0	$3,137,631

(a)	The grant date fair value of equity awards represents the amount reported in the “Stock Awards” column in the Summary Compensation Table and subtracted for the applicable Covered Year.

(b)
The equity award adjustments for each applicable Covered Year include those adjustments required by Item 402(v) of Regulation
S-K.
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 1,928,794	1,611,370	858,874
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,723,965	1,288,101	1,069,057
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
3
In accordance with the requirements of Item 402(v) of Regulation
S-K,
adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Becker) for each Covered Year to determine the compensation actually paid, using the same methodology described above in Note 2. The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Stock Awards Value Reported for the Covered Year (a)	Average Year End Fair Value of Equity Awards Granted in the Covered Year	Year over Year Average Change in Fair Value of Equity Awards Outstanding and Unvested at Year End	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	Average Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments

2022	($949,022)	$878,847	($91,897)	($42,757)	$0	$0	$0	($204,829)

2021	($819,570)	$515,967	$49,560	$40,286	$71,988	($181,500)	$0	($323,269)

2020	($148,190)	$0	$305,231	$53,141	$0	$0	$0	$210,182

(a)	The grant date fair value of equity awards represents the amount reported in the “Stock Awards” column in the Summary Compensation Table and subtracted for the applicable Covered Year.

(b)
The equity award adjustments for each applicable Covered Year include those adjustments required by Item 402(v) of Regulation
S-K.
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Required Disclosure of Most Important Measures
The Adjusted EBITDA represents the most important metrics we used to determine executive compensation for 2022 as further described in our Compensation Discussion and
Analysis.

Total Shareholder Return Amount	$ 178	244	172
Peer Group Total Shareholder Return Amount	172	181	126
Net Income (Loss)	$ 73,000,000	$ 47,000,000	$ (153,000,000)
Company Selected Measure Amount	674,000,000	407,000,000	381,000,000
PEO Name	Russell Becker
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
PEO [Member] | Stock Awards Value Reported for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,400,052)	$ (5,700,280)	$ 0
PEO [Member] | Average Year End Fair Value of Equity Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,910,468	6,746,096	0
PEO [Member] | Year over Year Average Change in Fair Value of Equity Awards Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,700,530)	1,244,597	2,482,662
PEO [Member] | Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,120,022)	496,532	654,969
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	700,263	0
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,310,135)	3,487,209	3,137,631
Non-PEO NEO [Member] | Stock Awards Value Reported for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(949,022)	(819,570)	(148,190)
Non-PEO NEO [Member] | Average Year End Fair Value of Equity Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	878,847	515,967	0
Non-PEO NEO [Member] | Year over Year Average Change in Fair Value of Equity Awards Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(91,897)	49,560	305,231
Non-PEO NEO [Member] | Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(42,757)	40,286	53,141
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	71,988	0
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(181,500)	0
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (204,829)	$ (323,269)	$ 210,182